Financial Risk Management and Financial Instruments - Summary of Changes in Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	€ 2,277
At December 31	916	€ 2,277
Tencent Music Entertainment Group
Disclosure Of Financial Risk Management And Financial Instruments [Line Items]
At January 1	2,228	1,481	€ 1,630
Changes in fair value recorded in other comprehensive income (loss)	(1,376)	747	(149)
At December 31	€ 852	€ 2,228	€ 1,481